DEPOSITS	12 Months Ended
Dec. 31, 2013
DEPOSITS [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2013	2012	2011
	(In thousands)
Savings and interest bearing checking	$1,131	$1,830	$2,263
Time deposits under $100,000	2,995	4,838	10,349
Time deposits of $100,000 or more	1,580	2,245	2,645
Total	$5,706	$8,913	$15,257

Aggregate time deposits in denominations of $100,000 or more amounted to $191.7 million and $146.4 million at December 31, 2013 and 2012, respectively.

A summary of the maturity of time deposits at December 31, 2013, follows:

(In thousands)

2014	$317,074
2015	65,407
2016	24,542
2017	14,386
2018	22,424
2019 and thereafter	748
Total	$444,581

Time deposits acquired through broker relationships totaled $13.5 million and $14.6 million at December 31, 2013 and 2012, respectively.

Reciprocal deposits totaled $83.5 million and $33.2 million at December 31, 2013 and 2012, respectively. These deposits represent demand, money market and time deposits from our customers that have been placed through Promontory Interfinancial Network’s Insured Cash Sweep® service and Certificate of Deposit Account Registry Service®. These services allow our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.

A summary of reciprocal deposits at December 31 follows:

	2013	2012
	(In thousands)
Demand	$7,018	$545
Money market	4,197	700
Time	72,312	31,997
Total	$83,527	$33,242